Taxes	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Taxes
12. Taxes
12.1. Deferred income tax and social contribution

	Balance as of January 1, 2023	Recognized in income	Others (a)	Reclassification (a)	Recognized comprehensive income	Balance as of December 31, 2023	Recognized in income		Recognized comprehensive income	Balance as of December 31, 2024
							Continued operations	Discontinued operations
Noncurrent assets
Provision for allocation of PIS and Cofins credits	629,427	19,985	—		—	649,412	(112,012)	—	—	537,400
Post-employment benefits	363,297	14,774	—	(2,466)	129,007	504,612	12,801	—	(123,578)	393,835
Provisions for legal claims	635,048	(41,717)	4,643	(5,496)	—	592,478	(294,227)	—	—	298,251
Tax losses and negative tax basis	195,062	(55,382)	(124)	(36,271)	—	103,285	345,316	(229,063)	—	219,538
Impairment of assets	295,789	(73,376)	—	(9,126)	—	213,287	3,696	—	—	216,983
Fair value in the purchase and sale of power	251,160	5,060	—	—	—	256,220	(125,049)	—	—	131,171
Expected credit losses	139,737	1,852	—	(633)	—	140,956	(13,371)	—	—	127,585
Lease liability	74,783	(121)	—	—	—	74,662	(648)	—	—	74,014
Provisions for performance and profit sharing	14,914	35,889	—	—	—	50,803	9,303	—	—	60,106
Amortization – concession	57,649	5,220	—	—	—	62,869	5,220	(18,345)	—	49,744
Voluntary retirement program	479	207,330	—	—	—	207,809	(170,230)	—	—	37,579
Research and development and energy efficiency programs	127,083	(59,818)	—	—	—	67,265	(49,705)	—	—	17,560
Concession contracts	18,702	(1,069)	—	—	—	17,633	(1,069)	—	—	16,564
Taxes with suspended liability	82,181	7,672	—	—	—	89,853	(89,853)	—	—	—
Others	123,861	5,011	—	—	—	128,872	20,697	—	—	149,569
	3,009,172	71,310	4,519	(53,992)	129,007	3,160,016	(459,131)	(247,408)	(123,578)	2,329,899
(-) Noncurrent liabilities
Concession contracts	1,848,548	6,891	209,086	(38,064)	—	2,026,461	46,243	—	—	2,072,704
Deemed cost of property, plant and equipment	307,687	(16,769)	—	—	—	290,918	(17,773)	—	—	273,145
Fair value in the purchase and sale of power	367,798	6,775	—	—	—	374,573	(137,495)	—	—	237,078
Accelerated depreciation	128,156	18,382	—	—	—	146,538	15,907	—	—	162,445
Right-of-use asset	71,877	(1,552)	—		—	70,325	(881)	—	—	69,444
Escrow deposits monetary variation	72,827	12,063	—	—	—	84,890	(36,502)	—	—	48,388
Transaction cost on loans and financing and debentures	30,316	11,348	—	—	—	41,664	5,837	—	—	47,501
Others	55,346	17,125	—	(16,552)	(2,167)	53,752	86,971	—	(243)	140,480
	2,882,555	54,263	209,086	(54,616)	(2,167)	3,089,121	(37,693)	—	(243)	3,051,185
Net	126,617	17,047	(204,567)	624	131,174	70,895	(421,438)	(247,408)	(123,335)	(721,286)
Assets presented in the Statement of Financial Position	1,644,299					1,757,688				1,174,175
Liabilities presented in the Statement of Financial Position	(1,517,682)					(1,686,793)				(1,895,459)

(a) Effects mainly of business combinations occurring in 2023.
12.1.1. Projection for realization of deferred income tax and social contribution:
The projection of deferred tax credits realization recorded in noncurrent assets and liabilities is based on the realization period of each item of deferred assets and liabilities and tax losses, according to future results projections.
The criteria used for the realization of each item are related to the predictability of realization of the main value that gave rise to the temporary difference. When the expectation of realization of the item is difficult to predict, mainly because it is not under the control of the Company, such as provisions for legal claims, the Company adopts history of realization to project its future realization.
Following are the items that were the basis for the setup of the main credits of the company, as well as their form of realization:
•Provision for allocation of PIS and Cofins credits: will be carried out as the amounts are passed on in the tariff review and readjustment processes approved by the regulatory body, if any, or by the reversal of the respective provision;
•Provisions for post-employment benefits: realized as the payments are made to the Copel Foundation or reversed according to new actuarial estimates;
•Provisions for legal claims: realized according to court decisions or by the reversal when the possible risk of the shares is reviewed;
•Impairment of assets: realized through the amortization and/or depreciation of the impaired asset;
•Deemed cost: realized to the extent that the amortization, depreciation, write-off or disposal of the valued asset occurs;
•Amounts related to the concession agreement: realized over the term of the agreement;
•Amounts related to tax losses and negative tax basis: recovered by offsetting against future taxable income, considering the limit established in the legislation; and
•Other amounts: realized when they meet the deductibility criteria provided for in tax legislation, or upon reversal of the recorded amounts.
The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2025	809,501	(279,866)
2026	367,203	(275,691)
2027	115,852	(244,572)
2028	60,375	(230,246)
2029	43,220	(201,961)
2030 to 2032	123,022	(460,997)
After 2032	810,726	(1,357,852)
	2,329,899	(3,051,185)
12.1.2. Unrecognized tax credits
In addition to the deferred income tax and social contribution credits recorded in assets, on December 31, 2024, the Company did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$105,311 (R$87,410, as of December 31, 2023) for not having reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits, mainly at Cutia Empreendimentos Eólicos S.A. (subsidiary of Copel GeT).
12.2. Other taxes recoverable and other tax obligations

	12.31.2024	12.31.2023
Current assets
Recoverable ICMS (VAT)	166,339	158,010
Recoverable PIS/Pasep and Cofins taxes (a)	816,863	784,593
Other recoverable taxes	11,416	740
	994,618	943,343
Noncurrent assets
Recoverable ICMS (VAT)	221,313	190,229
Recoverable PIS/Pasep and Cofins taxes (a)	1,011,036	1,982,826
Other recoverable taxes	88,177	83,101
	1,320,526	2,256,156
Current liabilities
ICMS (VAT) payable	189,102	194,734
ICMS installment payment (b)	4,712	11,365
PIS/Pasep and Cofins payable	31,033	34,616
IRRF on interest on capital	—	31,200
Special Tax Regularization Program – Pert	66,852	62,420
Other taxes	10,646	11,748
	302,345	346,083
Noncurrent liabilities
Social security contributions – injunction on judicial deposit (c)	—	264,868
ICMS (VAT) payable	10,965	—
ICMS installment payment (b)	7,251	29,921
Special Tax Regularization Program – Pert	272,979	317,304
	291,195	612,093

Asset and liability balances presented on a net basis, considering the Company's right and intention to realize the asset and liability on a net basis.
(a) The balance contains amounts referring Pis and Cofins credit on ICMS (Notes 12.3)
(b) Installment of ICMS tax credits from the State of Paraná, with payment deadline until September 2027.
(c) In March 2024, after the disputes were concluded, the balances were written off against the judicial deposit balance recorded in assets (Note 13)
12.3. Pis and Cofins credit on ICMS - Copel Distribuição
Balance resulting from the final and unappealable decision in June 2020 regarding the lawsuit filed by Copel DIS in 2009, which recognized the right to exclude from the PIS and Cofins tax base the full amount of ICMS included in the energy supply and distribution invoices and recognized that the limitation period, in this case, is of five years and that, therefore, Copel DIS has the right to recover the amounts that have been paid during the five years preceding the filing of the writ of mandamus until the date of the final unappealable decision, therefore from August 2004 to June 2020.
The updated tax credit in assets, after the credits were enabled by the Brazilian Federal Revenue Service, has been recovered through compensation with taxes payable since June 2021, for the Cofins credit and since January 2024 for PIS credit.
The following table shows the movement of the asset:

Balance as of January 1, 2023	3,484,616
Monetary variation	256,492
Offsetting with taxes payable	(1,075,244)
Balance as of December 31, 2023	2,665,864
Monetary variation	144,444
Offsetting with taxes payable	(1,087,281)
Balance as of December 31, 2024	1,723,027
Current	804,084
Noncurrent	918,943
The asset will continue to be offset against future federal tax debts, respecting the deadlines and limits established by current tax legislation.
12.3.1. Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits
In June 2020, Copel DIS recorded PIS and Cofins liability to be refunded to consumers related to the recovery of tax credits for the last 10 years, counting from the date of the final and unappealable decision of the lawsuit filed by the Company, considering the current legislation, the statute of limitations period defined in the civil code and the jurisprudence of the courts.
In June 2022, arising from the effects of Federal Law No. 14,385/2022, Copel DIS, listening to the opinion of its external legal advisors and based on the risk assessment, recognized a provision for the allocation of PIS and Cofins credits referring to the period between the 11th and the 16th year from the date of the final and unappealable decision of the lawsuit, therefore from 2004 to 2010.
The amounts have been refunded to consumers, through the tariff process, as the tax credits in the assets are offset. On June 24, 2024, Aneel Homologation Resolution 3,336/2024 determined the refund to the consumer of the amount of R$1,182,915, with a reducing effect on the tariff during the 2024-2025 tariff cycle. Thus, the remaining balance of the liability was used to refund consumers and the difference was written off from the provision for allocation of PIS and Cofins credits.
The table below illustrates the changes in liabilities and provisions:

	Liabilities to be refunded to consumers	Provision for allocation of PIS and Cofins credits	Total
Balance as of January 1, 2023	1,995,158	1,851,257	3,846,415
Monetary variation	199,241	58,518	257,759
(-) Transfer to sectorial financial liabilities	(1,462,673)	–	(1,462,673)
Balance as of December 31, 2023	731,726	1,909,775	2,641,501
Monetary variation	78,675	43,327	122,002
(-) Transfer to sectorial financial liabilities	(810,401)	(372,514)	(1,182,915)
Balance as of December 31, 2024	–	1,580,588	1,580,588
Current	–	580,000	580,000
Noncurrent	–	1,000,588	1,000,588

Regarding the provision for the controversial period, the Company is evaluating the appropriate measures to be taken, including legal measures, considering the shelter given to unappealable decisions and applicable limitation periods.
Concomitantly, on December 12, 2022, the Brazilian Association of Electric Energy Distributors - Abradee filed a Direct Action of Unconstitutionality - “ADI” with the Federal Supreme Court - “STF”, questioning Law No. 14,385/2022. On September 4, 2024, the ministers formed a majority in favor of the constitutionality of the law. However, regarding the limitation period for the collection of amounts from consumers, so far five ministers voted for the application of the ten-year term (10 years), in line with the understanding of Copel Management, and two ministers voted for the application of the five-year term (5 years). The judgment is suspended due to the request for review by Minister Luis Roberto Barroso. The Company is awaiting the judgment's finalization.
12.4. Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2024	12.31.2023	12.31.2022
Income before IRPJ and CSLL	2,907,234	2,489,724	942,888
(-) Result of equity investments	(281,202)	(307,809)	(478,577)
	2,626,032	2,181,915	464,311

IRPJ and CSLL (34%)	(892,851)	(741,851)	(157,866)
Tax effects on:
Interest on equity (JSCP)	300,220	325,720	329,800
Dividends	388	453	250
Non deductible expenses	(24,957)	(22,701)	(25,172)
Tax incentives	4,251	9,905	11,492
Unrecognized tax loss and negative basis of CSLL	(17,878)	(24,345)	(29,870)
Difference between tax bases of deemed profit and taxable profit	(29,949)	18,844	35,677
Effect of non taxable monetary variation (Selic) on undue tax payments	48,918	87,207	100,282
Others	12,423	(7,289)	16,506
INCOME TAX AND SOCIAL CONTRIBUTION	(599,435)	(354,057)	281,099
Effective rate - %	22.8%	16.2%	(60.5)%
With regard to uncertainties about the treatment of income taxes, the Company has made assessments and concluded that it is more likely than not that the treatments will be accepted by the tax authority.
12.5. Consumption tax reform
In December 2023, Constitutional Amendment No. 132 was enacted, establishing the Tax Reform in the field of consumption.The new model adopts a split Value Added Tax system ("dual VAT") with two competencies: a federal one (Contribution on Goods and Services - “CBS”) which will replace PIS and Cofins, and a sub-national one (Tax on Goods and Services - “IBS”) which will replace ICMS and ISS. Additionally, a federal Selective Tax (“IS”) was created, which will be applied to the production, extraction, sale or import of goods and services that are detrimental to health and the environment, as defined by the complementary legislation.
On January 16, 2025, Complementary Law - LC No. 214 was sanctioned, regulating part of the tax reform. The Federal Senate is still analyzing Complementary Bill No. 108/2024, which will finalize the regulations.
The Reform establishes a transition period from 2026 to 2032 during which the current and new tax systems will coexist.
In the electricity sector, LC No. 214 stipulates the deferral of taxation of CBS and IBS throughout the production chain, ensuring that taxation will only occur in the operation with the final consumer. This measure should significantly reduce the impact of the reform on the sector.
In addition, given the express provisions in the law and in the concession contracts regarding financial economic rebalancing for public service concessions, the company anticipates that the impacts of the reform will be reduced for its business.
Regarding IS, given the company's renewable energy matrix, no significant impacts are expected.
However, the full effects of the tax reform on the calculation of the aforementioned taxes will only be known once the pending issues have been regulated by complementary law and the reference rate has been defined. Therefore, there is no impact of the tax reform on the financial statements as of December 31, 2024.